Summarized quarterly financial data (Unaudited) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Cost of Goods Sold									$ 669,620	$ 465,503
Gross Profit									28,213	11,515
Total operating expenses									67,225	40,977
Loss from operations									(39,012)	(29,462)
Total other income (expenses), net									17,888	(18,676)
Revenues									697,833	477,018
Income (loss) before income taxes									(21,124)	(48,138)
Income tax benefit (expense)									823	4,254
Net loss	$ (11,941)	$ 14,407	$ (19,642)	$ (13,141)	$ (14,781)	$ (25,234)	$ (10,147)	$ (1,599)	(20,301)	(43,884)
Less: Deemed dividend									(36,697)	(7,407)
Net (loss) available to common stockholders									$ (58,347)	$ (51,291)
Basic loss per share available to common stockholders									$ (0.30)	$ (0.33)
Diluted loss per share available to common stockholders									$ (0.30)	$ (0.33)
Weighted average number of shares outstanding, basic									197,712	156,365
Weighted average number of shares outstanding, diluted									197,712	156,365
Quarterly Financial Data Recurring Adjustments [Member]
Cost of Goods Sold	160,401	178,951	173,760	156,508	115,474	113,094	127,426	109,509
Gross Profit	7,556	6,906	7,281	6,470	3,841	3,904	2,151	1,619
Total operating expenses	19,181	14,899	17,209	15,936	12,788	9,735	11,970	6,484
Loss from operations	(11,625)	(7,993)	(9,928)	(9,466)	(8,947)	(5,831)	(9,819)	(4,865)
Total other income (expenses), net	2,842	24,166	(7,187)	(1,933)	(1,707)	(19,178)	(404)	2,613
Revenues	119,315	185,857	181,041	162,978	167,957	116,998	129,577	111,128
Income (loss) before income taxes	(8,783)	16,173	(17,115)	(11,399)	(10,654)	(25,009)	(10,223)	(2,252)
Income tax benefit (expense)	(513)	8	(45)	1,373	(787)	2,284	1,665	1,092
Net loss	(9,296)	16,181	(17,160)	(10,026)	(11,441)	(22,725)	(8,558)	(1,160)
Less: Deemed dividend	0	0	(32,841)	(3,856)	(7,407)	0	0	0
Less: Preferred dividends	(427)	(302)	(353)	(267)	0	0	0	0
Net (loss) available to common stockholders	$ (9,723)	$ 15,879	$ (50,354)	$ (14,149)	$ (18,848)	$ (22,725)	$ (8,558)	$ (1,160)
Basic loss per share available to common stockholders	$ (0.04)	$ 0.07	$ (0.26)	$ (0.08)	$ (0.11)	$ (0.15)	$ (0.06)	$ (0.01)
Diluted loss per share available to common stockholders	$ (0.04)	$ 0.06	$ (0.26)	$ (0.08)	$ (0.11)	$ (0.15)	$ (0.06)	$ (0.01)
Weighted average number of shares outstanding, basic	205,549	206,225	193,508	188,409	184,267	152,223	151,120	147,807
Weighted average number of shares outstanding, diluted	205,549	231,388	193,508	188,409	184,267	152,223	151,120	147,807